LONG-TERM DEBT LONG-TERM DEBT (Narrative) (Details)		12 Months Ended
	Apr. 06, 2020 USD ($)	Apr. 04, 2021	Jul. 04, 2021	Jan. 03, 2021 USD ($)	Sep. 27, 2020	Mar. 30, 2020 USD ($)	Mar. 29, 2020	Mar. 31, 2018 USD ($)	Mar. 31, 2017 USD ($)
Disclosure of detailed information about borrowings [line items]
Undrawn borrowing facilities				$ 60,000,000
Net debt to EBITDA ratio, maximum		4.50	3.50	4.50	3.50	3.00	3.25
Interest coverage ratio, minimum						3.00	3.50
Minimum availabe liquidity						$ 400,000,000
Total investments, capital expenditures and acquisitions, maximum limit						100,000,000
Sales of assets, maximum limit						25,000,000
Incurrence of new indebtedness, maximum limit						$ 100,000,000
Increase in basis points to private noteholders		0.0125
Upfront amendment costs				$ 3,900,000
Minimum
Disclosure of detailed information about borrowings [line items]
Basis points		0.50%
Maximum
Disclosure of detailed information about borrowings [line items]
Basis points		1.00%
Revolving long-term bank credit facility, interest at variable U.S. LIBOR-based interest rate plus a spread ranging from 1% to 2%
Disclosure of detailed information about borrowings [line items]
Maximum borrowing capacity				$ 1,000,000,000					$ 1,000,000,000
Term Loan, Interest At Variable U.S. LIBOR-based Interest Rate Plus A Spread Ranging From 1% to 3% Due April 2025
Disclosure of detailed information about borrowings [line items]
Maximum borrowing capacity								$ 300,000,000
Term loan, interest at variable U.S. LIBOR-based interest rate plus a spread ranging from 1% to 3% Due April 2022
Disclosure of detailed information about borrowings [line items]
Maximum borrowing capacity	$ 400,000,000
Borrowings maturity, term	2 years